Financial Risk Management - Deposits by Domestic and Foreign Offices (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	¥ 37,539,163	¥ 33,550,063
Interest-bearing demand deposits	80,238,685	75,184,412
Deposits at notice	13,133,036	14,446,630
Time deposits	27,883,639	27,523,697
Negotiable certificates of deposit	14,672,276	13,025,556
Others	8,630,520	9,197,452
Deposits	182,097,319	172,927,810
Domestic [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	34,511,806	30,778,301
Interest-bearing demand deposits	74,426,922	70,401,409
Deposits at notice	690,015	828,110
Time deposits	16,551,537	17,245,011
Negotiable certificates of deposit	3,583,425	4,470,206
Others	8,500,540	9,058,983
Deposits	138,264,245	132,782,020
Foreign [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	3,027,357	2,771,762
Interest-bearing demand deposits	5,811,763	4,783,003
Deposits at notice	12,443,021	13,618,520
Time deposits	11,332,102	10,278,686
Negotiable certificates of deposit	11,088,851	8,555,350
Others	129,980	138,469
Deposits	¥ 43,833,074	¥ 40,145,790